Long-Term Debt	12 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Long-Term Debt

9.  Long-Term Debt

The Company holds two forms of long-term debt; bilateral credit facilities and senior unsecured notes. The effective weighted average interest rate on the Company’s total debt was 5.04% and nil at 31 March 2015 and 2014, respectively. The weighted average term of all outstanding debt is 6.8 years and 2.4 years at 31 March 2015 and 2014, respectively.

Bilateral Credit Facilities

At 31 March 2015, the Company’s credit facilities consisted of:

Description	Effective Interest Rate	Total Facility	Principal Drawn
(US$ millions)
Term facilities, can be drawn in US$, variable interest rates based on LIBOR plus margin, can be repaid and redrawn until March 2016	-	$50.0	$-
Term facilities, can be drawn in US$, variable interest rates based on LIBOR plus margin, can be repaid and redrawn until April 2016	-	150.0	-
Term facilities, can be drawn in US$, variable interest rates based on LIBOR plus margin, can be repaid and redrawn until April 2017	-	100.0	-
Term facilities, can be drawn in US$, variable interest rates based on LIBOR plus margin, can be repaid and redrawn until November 2017	1.4%	125.0	75.0
Term facilities, can be drawn in US$, variable interest rates based on LIBOR plus margin, can be repaid and redrawn until March 2019	-	40.0	-
Term facilities, can be drawn in US$, variable interest rates based on LIBOR plus margin, can be repaid and redrawn until April 2019	-	50.0	-
Term facilities, can be drawn in US$, variable interest rates based on LIBOR plus margin, can be repaid and redrawn until May 2019	-	75.0	-

Total		$590.0	$75.0

The amount drawn under the combined credit facilities was US$75.0 million and nil at 31 March 2015 and 2014, respectively. The effective weighted average interest rate on the Company’s total outstanding credit facilities was 1.4% and nil at 31 March 2015 and 2014, respectively. The weighted average term of all credit facilities is 2.4 years at 31 March 2015 and 2014. The weighted average fixed interest rate on the Company’s interest rate swap contracts is set forth in Note 12.

In April and May 2014 we added credit facilities of US$150.0 million; US$25.0 million of these facilities mature in April 2017, US$50.0 million mature in April 2019 and US$75.0 million mature in May 2019. We also extended to March 2019 a US$40.0 million facility previously due to mature in March 2017.

In November 2014, we repaid and terminated a US$40.0 million credit facility maturing in April 2016 and replaced it with a new US$125.0 million credit facility maturing in November 2017.

The interest rate is calculated two business days prior to the commencement of each draw-down period based on the US$ London Interbank Offered Rate (“LIBOR”) plus the margins of individual lenders and is payable at the end of each draw-down period.

At 31 March 2015, the Company was in compliance with all restrictive debt covenants contained in its credit facility agreements. Under the most restrictive of these covenants, the Company (i) must not exceed a maximum of net debt to earnings before interest, tax, depreciation and amortization, excluding all income, expense and other profit and loss statement impacts of AICF, The Former James Hardie Companies and Marlew Mining Pty Limited (“Marlew”) and excluding assets, liabilities and other balance sheet items of AICF, the Former James Hardie Companies and Marlew, (ii) must meet or exceed a minimum ratio of earnings before interest and taxes to net interest charges, excluding all income, expense and other profit and loss statement impacts of AICF, the Former James Hardie Companies and Marlew, and (iii) must ensure that no more than 35% of Free Cash Flow (as defined in the AFFA), in any given financial year (“Annual Cash Flow Cap”) is contributed to AICF on the payment dates under the AFFA in the next following financial year. The Annual Cash Flow Cap does not apply to payments of interest, if any, to AICF and is consistent with contractual obligations of James Hardie 117 Pty Ltd (the “Performing Subsidiary”) and the Company under the AFFA.

Senior Unsecured Notes

In February 2015, James Hardie International Finance Limited, a wholly-owned subsidiary of JHI plc, completed the sale of US$325.0 million aggregate principal amount of senior unsecured notes due 15 February 2023. Interest is payable semi-annually in arrears on 15 February and 15 August of each year, commencing 15 August 2015, at a rate of 5.875%.

The senior notes were sold at an offering price of 99.213% of par value, an original issue discount of US$2.6 million. Debt issuance costs of US$8.3 million were recorded in Other Current and Other Non-Current Assets on the Company’s consolidated balance sheet in conjunction with the offering. Both the discount and the debt issuance costs are being amortized as interest expense using the effective interest method over the stated term of 8 years. The discount and debt issuance costs have an unamortized balance of US$2.5 million and US$8.1 million at 31 March 2015, respectively.

The senior notes are guaranteed by James Hardie International Group Limited, James Hardie Technology Limited and James Hardie Building Products Inc., each of which are wholly-owned subsidiaries of JHI plc. The net proceeds of the senior note offering were used for general corporate purposes, including the repayment of US$317.0 million of outstanding borrowings under bilateral credit facilities and the payment of related transaction fees and expenses.

The senior notes and guarantees are senior unsecured obligations of the issuer and guarantors and rank equal in right of payment with all of the issuer’s and guarantors’ existing and future senior debt; rank senior in right of payment to all of the issuer’s and guarantors’ existing and future subordinated debt; are structurally subordinated to all liabilities of the Company’s existing and future subsidiaries that do not guarantee the senior notes; and are effectively subordinated in right of payment to all of the issuer’s and the guarantors’ secured indebtedness to the extent of the value of the assets securing such indebtedness.

Before 15 February 2018, the issuer may redeem up to 35% of the aggregate principal amount of the senior notes with the net cash proceeds of certain equity offerings at a redemption price of 105.875% of the principal amount plus accrued and unpaid interest, if any, to but excluding, the redemption date. The issuer may also redeem some or all of the senior notes before 15 February 2018 at a redemption price of 100% of the principal amount, plus accrued and unpaid interest, plus a make whole premium equal to the greater of: (i) 1.0% of the principal amount of such note; and (ii) the excess, if any, of (x) the present value of the sum of the principal amount and premium that would be payable on such note on 15 February 2018 and all remaining interest payments to and including 15 February 2018, discounted on a semi-annual basis from 15 February 2018 to the redemption date at a per annum interest rate equal to the applicable treasury rate plus 50 basis points, over (y) the outstanding principal amount of such note.

On or after 15 February 2018, the issuer may redeem all or a part of the senior notes at any time or from time to time at the redemption prices (expressed as percentages of the principal amount) set forth in the following table plus accrued and unpaid interest, if any, to the applicable redemption date, if redeemed during the 12-month period beginning February 15, of the years indicated:

Year	Percentage
2018	104.406%
2019	102.938%
2020	101.469%
2021 and thereafter	100.000%

In addition, if a change of control triggering event occurs with respect to the senior notes, as defined in the indenture, the issuer may be required to offer to repurchase the notes at a price equal to 101% of the principal amount of the senior notes, plus accrued and unpaid interest, if any, to, but not including, the date of the purchase.

The indenture governing the senior notes contains covenants that, among other things, limit the ability of James Hardie International Group Limited, James Hardie Building Products Inc., James Hardie Technology Limited and their restricted subsidiaries to incur liens on assets, make certain restricted payments, engage in certain sale and leaseback transactions and merge or consolidate with or into other companies. These covenants are subject to certain exceptions and qualifications as described in the indenture. At 31 March 2015, the Company was in compliance with all of its requirements under the indenture related to the senior notes.

Global Exchange Market Listing

On 19 March 2015, the senior notes were admitted to listing on the Global Exchange Market (“GEM”) which is operated by the Irish Stock Exchange.

The listing on the GEM enables James Hardie International France Limited to pay interest on the senior notes free from Irish withholding tax.